Loans Receivable and Allowance for Credit Losses - Loans Modified, Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 24,124	$ 6,397	$ 8,506
Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	22,816	3,279	3,352
30-59 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	39	0
60-89 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	4,917
90 Days or More
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	0
Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	1,308	3,079	237
Real estate loans | Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	12,328	2,549	1,035
Real estate loans | Commercial real estate | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	12,328	1,520	1,035
Real estate loans | Commercial real estate | 30-59 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	0
Real estate loans | Commercial real estate | 60-89 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	0
Real estate loans | Commercial real estate | 90 Days or More
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	0
Real estate loans | Commercial real estate | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	1,029	0
Real estate loans | Construction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			2,317
Real estate loans | Construction | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			2,317
Real estate loans | Construction | 30-59 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			0
Real estate loans | Construction | 60-89 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			0
Real estate loans | Construction | 90 Days or More
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			0
Real estate loans | Construction | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount			0
Commercial business loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	11,796	3,848	5,154
Commercial business loans | Current
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	10,488	1,759	0
Commercial business loans | 30-59 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	39	0
Commercial business loans | 60-89 Days
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	4,917
Commercial business loans | 90 Days or More
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	0	0	0
Commercial business loans | Non-accrual
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable modified in period, amount	$ 1,308	$ 2,050	$ 237